Summary of Significant Accounting Policies - Consolidated VIE Schedule (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Current assets
Cash and cash equivalents	¥ 13,465,442		¥ 12,333,884		¥ 11,692,773	$ 1,844,758
Restricted cash	37,517		686,568		895,483	5,140
Accounts receivable, net	1,503,706		572,558			206,007
Short-term investment (including the fair value measured investments of RMB 3,578,919 and RMB 3,533,370 as of December 31, 2023 and 2024, respectively)	8,848,447		7,454,633			1,212,232
Inventories	38,569		28,074			5,284
Advances to suppliers	783,599		821,942			107,353
Prepayments and other current assets	4,329,664		3,772,377			593,162
Total current assets	30,353,721		26,953,548			4,158,444
Investments in equity investees	1,871,337		3,455,119			256,372
Property and equipment, net	33,915,366		32,181,025			4,646,386
Land use rights, net	6,170,233		5,637,101			845,318
Operating lease right-of-use assets	566,316		672,193			77,585
Goodwill	4,241,541		4,241,541			581,089
Deferred tax assets	984,567		879,772			134,885
Long-term investment (including the fair value measured investments of RMB 69,629 and nil as of December 31, 2023 and 2024, respectively)	12,017,755		12,170,881			1,646,426
Long-term financing receivables, net	861,453		964,780			118,019
Other non-current assets	919,331		701,758			125,948
TOTAL ASSETS	92,340,330		88,465,221			12,650,573
Current liabilities:
Short-term bank borrowings	9,513,958		7,765,990			1,303,407
Accounts payable	2,463,395		2,557,010			337,484
Advances from customers	1,565,147		1,745,727			214,424
Income tax payable	488,889		333,257			66,978
Amounts due to related parties	(31,917)	$ (4,373)	185,545		26,352
Operating lease liabilities, current	183,373		186,253			25,122
Total current liabilities	28,273,235		20,061,184			3,873,417
Non-current operating lease liabilities	377,717		455,879			51,747
Deferred tax liabilities	1,014,545		638,200			138,992
Total Liabilities	29,665,497		28,184,813			4,064,156
Revenues	44,280,720	6,066,434	38,418,915		35,376,996
Net income	8,887,595	1,217,595	8,754,457		6,658,966
Net cash provided by (used in) operating activities	11,429,436	1,565,826	13,360,967		11,479,308
Net cash used in investing activities	(5,980,724)	(819,356)	(12,252,751)		(16,041,890)
Net cash provided by financing activities	(4,995,180)	(684,337)	(769,836)		7,058,202
Net change in cash, cash equivalents	479,637	65,710	448,223		2,833,726
Cash, cash equivalents and restricted cash at beginning of year	13,051,310	1,788,022	12,603,087		9,769,361
Cash, cash equivalents and restricted cash at end of year	13,530,947	$ 1,853,732	13,051,310	$ 1,788,022	12,603,087
Net income generated by VIE after deductions of inter-company transportation fees and Service fees charges	16,150,224		13,984,286		14,587,084
Operating cash outflows of Inter-company transactions	18,777,418		17,985,836		20,739,098
Related Party
Current assets
Amounts due from related parties	168,160		148,067			23,038
Current liabilities:
Other current liabilities	202,766		234,683			27,779
Revenues	314,005		594,859		1,038,004
Nonrelated Party
Current liabilities:
Other current liabilities	6,571,492		7,236,716			$ 900,290
ZTO Express and its subsidiaries (the "VIE")
Current assets
Cash and cash equivalents	2,275,851		2,808,795
Restricted cash	15,337		117,324
Accounts receivable, net	1,310,556		359,207
Financing receivables, net	1,017,044		955,424
Short-term investment (including the fair value measured investments of RMB 3,578,919 and RMB 3,533,370 as of December 31, 2023 and 2024, respectively)	1,298,995		548,273
Inventories	22,599		20,405
Advances to suppliers	172,859		82,252
Prepayments and other current assets	2,216,397		2,109,425
Total current assets	21,539,264		17,580,584
Investments in equity investees	63,216		252,265
Property and equipment, net	5,199,152		5,928,466
Land use rights, net	1,261,660		1,234,585
Operating lease right-of-use assets	498,461		635,647
Goodwill	4,157,111		4,157,111
Deferred tax assets	415,002		300,761
Long-term investment (including the fair value measured investments of RMB 69,629 and nil as of December 31, 2023 and 2024, respectively)	1,013,000		500,000
Long-term financing receivables, net	713,192		891,191
Other non-current assets	153,013		134,678
TOTAL ASSETS	35,013,071		31,615,288
Current liabilities:
Short-term bank borrowings	9,493,958		7,365,990
Accounts payable	1,807,676		1,892,652
Advances from customers	1,518,925		1,709,101
Income tax payable	418,358		198,294
Operating lease liabilities, current	153,477		181,275
Total current liabilities	16,239,991		15,974,913
Non-current operating lease liabilities	338,499		424,311
Deferred tax liabilities	82,618		81,971
Total Liabilities	16,661,108		16,481,195
Revenues	37,386,476		31,276,014		31,981,790
Net income	3,177,733		2,003,952		2,453,641
Net cash provided by (used in) operating activities	(1,083,262)		(1,261,654)		805,413
Net cash used in investing activities	(1,279,070)		(536,180)		(1,521,688)
Net cash provided by financing activities	1,727,401		1,971,478		2,537,808
Net change in cash, cash equivalents	(634,931)		173,644		1,821,533
Cash, cash equivalents and restricted cash at beginning of year	2,926,119		2,752,475		930,942
Cash, cash equivalents and restricted cash at end of year	¥ 2,291,188		¥ 2,926,119		¥ 2,752,475
VIE revenues as a percentage to consolidated revenues	84.40%	84.40%	81.40%	81.40%	90.40%
VIE assets as a percentage to consolidated assets	23.60%		23.80%			23.60%
VIE liabilities as a percentage to consolidated liabilities	56.20%		58.50%			56.20%
Assets held in the consolidated VIE that can be used only to settle obligations of the VIE	¥ 0
ZTO Express and its subsidiaries (the "VIE") | Related Party
Current assets
Amounts due from related parties	13,209,626		¥ 10,579,479
Current liabilities:
Amounts due to related parties	167,668		197,021
ZTO Express and its subsidiaries (the "VIE") | Nonrelated Party
Current liabilities:
Other current liabilities	2,679,929		4,430,580
Subsidiaries
Current assets
Amounts due from related parties	¥ 13,183,246		¥ 10,556,052